Subsequent Events (Details Textual) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 10, 2014	Jun. 30, 2016	Dec. 31, 2014	Jun. 29, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Maturity date	Apr. 01, 2016
Common stock, shares authorized			100,000,000	300,000,000	100,000,000
Common stock, par value			$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued			42,918,927	42,918,927	42,918,927
Common stock, shares outstanding			42,918,927	42,918,927	42,918,927
Percentage of common stock former holders		7.50%
Common stock ratio shares
Preferred stock, shares authorized			5,000,000		5,000,000
Preferred stock, par value			$ 0.01		$ 0.01
Preferred stock, shares issued			0		0
Preferred stock, shares outstanding			0		0
Preferred Stock, designating shares		5,405,010
Preferred Stock, designating pare value		$ 1.00
Management Options [Member]
Subsequent Event [Line Items]
Options to acquire aggregate percentage		10.00%
Common stock ratio shares		655,153
SGB [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.01
Common stock, shares issued		491,365
Percentage of common stock former holders		7.50%
HCI [Member]
Subsequent Event [Line Items]
Common stock ratio shares		1
Stock price		$ 1.25
Facility Closing [Member]
Subsequent Event [Line Items]
Description of operational improvement plan		(i) to make a one hundred percent (100%) distribution for payment of unsecured claims in accordance with the Plan, (ii) to pay all costs of the administration of SGB's Bankruptcy, (iii) to pay all amounts owed under the DIP Facility and (iv) for general working capital purposes of the Company.
Senior Secured Debenture [Member]
Subsequent Event [Line Items]
Subscription price sales		$ 2,000,000
Percentage of OID secured convertible debenture		12.00%
Maximum principal amount		$ 2,500,000
Maturity date		Jun. 30, 2018